Financial instruments and risk management (Details Narrative)	6 Months Ended
	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts	$ 1,181,740	$ 1,084,305	$ 1,355,638	$ 1,084,305
One customer [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	62.00%	69.00%
One customer [member] | Accounts receivables [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	10		10
One customer [member] | Accounts and other receivable [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	14		16
Credit risk [member]
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts	$ 1,181,740		$ 1,355,638